Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Disclosure of detailed information about borrowings

(in millions of Canadian dollars)	NOTE	MATURITY	2018	2017
Revolving credit facility, weighted average interest rate of 4.53% as at December 31, 2018, consists of $4 million and US$60 million (December 31, 2017 - $5 million and US$151 million)	14(b)	2022	86	195
5.50% Unsecured senior notes of $250 million		2021	250	250
5.50% Unsecured senior notes of US$400 million	14(c)	2022	545	503
5.75% Unsecured senior notes of US$200 million	14(c)	2023	273	252
Term loan of US$175 million, interest rate of 4.61% as at December 31, 2018	14(a)	2025	239	—
Other debts of subsidiaries			129	66
Other debts without recourse to the Corporation			364	320
			1,886	1,586
Less: Unamortized financing costs			10	10
Total long-term debt			1,876	1,576
Less:
Current portion of debts of subsidiaries			15	14
Current portion of debts without recourse to the Corporation			40	45
			55	59
			1,821	1,517

Disclosure of finance lease and operating lease by lessee
Future minimum lease payments under finance leases together with the present value of the net minimum lease payments are as follows:

	2018		2017
(in millions of Canadian dollars)	MINIMUM PAYMENTS	PRESENT VALUE OF PAYMENTS	MINIMUM PAYMENTS	PRESENT VALUE OF PAYMENTS
Within one year	16	11	11	9
Later than one year but no later than five years	40	23	22	18
More than five years	89	61	6	6
Total minimum lease payments	145	95	39	33
Less: amounts representing finance charges	50	—	6	—
Present value of minimum lease payments	95	95	33	33